Revenue, operating profit and segment analysis - Summary of classification of revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	£ 9,161	£ 8,553	£ 7,244	£ 7,110	£ 7,874
Subscriptions
Revenue
Revenue	4,976	4,655	4,214
Transactional
Revenue
Revenue	4,185	3,898	3,030
Electronic
Revenue
Revenue	7,625	7,112	6,230
Face-to-face
Revenue
Revenue	1,060	912	500
Print
Revenue
Revenue	476	529	514
North America
Revenue
Revenue	5,386	5,101	4,321
Europe
Revenue
Revenue	1,908	1,800	1,472
United Kingdom
Revenue
Revenue	602	544	476
Rest of world
Revenue
Revenue	1,867	1,652	1,451
Risk
Revenue
Revenue	3,133	2,909	2,474
Risk | Subscriptions
Revenue
Revenue	1,255	1,135	989
Risk | Transactional
Revenue
Revenue	1,878	1,774	1,485
Risk | Electronic
Revenue
Revenue	3,111	2,890	2,453
Risk | Face-to-face
Revenue
Revenue	14	11	13
Risk | Print
Revenue
Revenue	8	8	8
Risk | North America
Revenue
Revenue	2,476	2,317	1,957
Risk | Europe
Revenue
Revenue	429	384	342
Risk | Rest of world
Revenue
Revenue	228	208	175
Scientific, technical & medical
Revenue
Revenue	3,062	2,909	2,649
Scientific, technical & medical | Subscriptions
Revenue
Revenue	2,261	2,139	1,970
Scientific, technical & medical | Transactional
Revenue
Revenue	801	770	679
Scientific, technical & medical | Electronic
Revenue
Revenue	2,762	2,573	2,334
Scientific, technical & medical | Face-to-face
Revenue
Revenue	7	5	2
Scientific, technical & medical | Print
Revenue
Revenue	293	331	313
Scientific, technical & medical | North America
Revenue
Revenue	1,439	1,391	1,215
Scientific, technical & medical | Europe
Revenue
Revenue	666	614	602
Scientific, technical & medical | Rest of world
Revenue
Revenue	957	904	832
Legal
Revenue
Revenue	1,851	1,782	1,587
Legal | Subscriptions
Revenue
Revenue	1,460	1,381	1,255
Legal | Transactional
Revenue
Revenue	391	401	332
Legal | Electronic
Revenue
Revenue	1,667	1,582	1,385
Legal | Face-to-face
Revenue
Revenue	9	10	9
Legal | Print
Revenue
Revenue	175	190	193
Legal | North America
Revenue
Revenue	1,254	1,213	1,049
Legal | Europe
Revenue
Revenue	386	357	341
Legal | Rest of world
Revenue
Revenue	211	212	197
Exhibitions
Revenue
Revenue	1,115	953	534
Exhibitions | Transactional
Revenue
Revenue	1,115	953	534
Exhibitions | Electronic
Revenue
Revenue	85	67	58
Exhibitions | Face-to-face
Revenue
Revenue	1,030	886	476
Exhibitions | North America
Revenue
Revenue	217	180	100
Exhibitions | Europe
Revenue
Revenue	427	445	187
Exhibitions | Rest of world
Revenue
Revenue	£ 471	£ 328	£ 247